Share capital - Narrative (Details) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Dec. 13, 2019 USD ($) $ / shares	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Feb. 28, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares year	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares	$ 0.01
Dividends paid	$ 10,000
Shares issued on exercise of stock options					$ 71,568		$ 22,397
Number of options exercised (in shares) | shares					35,340,000		12,347,000
Cash proceeds from exercise of options					$ 72,932		$ 22,805
Proceeds from exercise of options pending issuance in prior year					$ 1,000
Number of options granted (in shares) | shares					4,764,000		25,380,000
Risk free annual interest rate					1.90%		2.00%
Dividend yield rate					0.00%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares						$ 4.41		$ 3.55
Incentive Plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options		$ 4,955
Number of options granted (in shares) | shares			4,955,000
Stock Options
Disclosure of classes of share capital [line items]
Term of options granted (in years)					10 years		5 years
Award vesting period (in years)					8 years		3 years
Fair value of shares from share-based payment transactions					$ 7,000	$ 7,000	$ 26,000	$ 26,000
Share-based payments expense					9,000		15,000
Share-based payments expense, capitalized to mining interests					2,000		3,000
Restricted Share Units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions					8,000	8,000	4,000	4,000
Share-based payments expense					$ 6,000		$ 2,000
Number of units granted (in shares) | shares					2,963,000		1,455,000
Deferred Share Unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions					$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense					$ 2,000		$ 1,000
Number of units granted (in shares) | shares					346,000		291,000
Measurement period					5 days
Performance Share Units
Disclosure of classes of share capital [line items]
Number of units granted (in shares) | shares					0
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares						$ 3.30		$ 2.94
Expected volatility					54.00%		56.00%
Dividend yield rate					0.00%
Bottom of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of other equity instruments granted					0.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares						$ 4.65		$ 3.44
Expected option life (in years) | year					10		3
Dividend yield rate					1.07%
Top of range | Performance Share Units
Disclosure of classes of share capital [line items]
Shares receivable as percent of other equity instruments granted					200.00%
Vesting 1 year from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting percent					33.33333%
Vesting 2 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					2 years
Award vesting percent					33.33333%
Vesting 3 years from grant | Restricted Share Units
Disclosure of classes of share capital [line items]
Award vesting period (in years)					3 years
Award vesting percent					33.33333%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					1,030,399,987	1,030,399,987
Number of shares held in trust under the Company's Incentive Plan (in shares) | shares					1,705,000	1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares					1,030,400,000	1,030,400,000	994,622,000	994,622,000	980,933,000
Shares issued on exercise of stock options					$ 71,568		$ 22,397
Number of options exercised (in shares) | shares					34,116,000		12,173,000
Share capital | Stock Options Exercised And Shares Issued [Member]
Disclosure of classes of share capital [line items]
Number of options exercised (in shares) | shares					34,000,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Cash proceeds from exercise of options				$ 12,000
Major ordinary share transactions | Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Number of options exercised (in shares) | shares				5,000,000
Discontinued operations
Disclosure of classes of share capital [line items]
Share-based payments expense					$ 2,000		$ 3,000